Income taxes (Details 2) - Exascale Labs Inc. [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Balance at the beginning of the year	$ (748,679)	$ (200,468)
Additions	(904,319)	(548,211)
Balance at the end of the year	$ (1,652,998)	$ (748,679)